UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GuideStone Capital Management
Address:     2401 Cedar Springs Rd
             Dallas, TX 75201

Form 13F File Number:  28 - 10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rodric E. Cummins
Title:       Senior Vice President
Phone:       214.720.4752

Signature, Place, and Date of Signing:

/s/ Rodric E. Cummins                     Dallas, TX                1-18-07
-----------------------------       ----------------------        ------------
        [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F
FILE NUMBER     NAME
28-03570        AXA (on behalf of Alliance Capital Management, L.P.)
28-05508        Aronson + Johnson + Ortiz, LP
28-1006         Barrow, Hanley, Mewhinney & Strauss, Inc.
28-12019        BlackRock, Inc. (on behalf of BlackRock Financial Management)
28-12019        BlackRock, Inc. (on behalf of BlackRock Institutional)
28-00096        Capital Guardian Trust Company
28-3706         Equinox Capital Management
28-10956        Genesis Asset Managers, LLP
28-04981        Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset
                Management L.P.)
28-398          Loomis, Sayles & Company, L.P.
28-413          Lord, Abbett & Co LLC
28-06419        Lotsoff Capital Management
28-06748        Marsico Capital Management, LLC
28-11450        Mondrian Investment Partners LTD
28-290          Northern Trust Corporation (on behalf of Northern Trust
                Investments, N.A.)
28-07376        Oechsle International Advisors, LLC
28-2701         Allianz Global Investors of America L.P. (on behalf of PIMCO)
28-04643        Payden & Rygel
28-10372        Philadelphia International Advisors, LP
28-00969        Provident Investment Counsel
28-00223        RCM Capital Management LLC
28-05734        Sands Capital Management, LLC
28-11092        TimesSquare Capital Management, LLC
28-02494        The TCW Group, Inc. (on behalf of TCW Investment Management
                Company)
28-05591        Walter Scott & Partners Limited
28-1700         Legg Mason, Inc. (on behalf of Western Asset Management Co.)
28-1700         Legg Mason, Inc. (on behalf of Western Asset Limited)